Note 8 - (Loss) Income per Common Share (Details Textual) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Incremental Common Shares Attributable to Share-based Payment Arrangements, Total (in shares)	2,317,007
Incremental Common Shares Attributable to Dilutive Effect of Call Options and Warrants (in shares)	1,557,503
Incremental Common Shares Attributable to Dilutive Effect of Deferred Shares (in shares)	2,166,964
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)		0	0